Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 49,450	£ 19,495
Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	49,450	19,495
Borrowings net, derivative instruments adjustment	49,058	19,153
Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(387)	(266)
Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(5)	(76)
Functional Currency | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	32,580	5,088
Borrowings net, derivative instruments adjustment	35,341	6,184
Functional Currency | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	3,903	1,866
Functional Currency | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,142)	(770)
US Dollar | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,789	5,524
Borrowings net, derivative instruments adjustment	5,727	6,066
US Dollar | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	16	18
US Dollar | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	922	524
UK sterling | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	450
UK sterling | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(450)
Euro | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	10,837	8,066
Borrowings net, derivative instruments adjustment	6,836	5,624
Euro | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(3,613)	(1,895)
Euro | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(388)	(547)
Canadian Dollar | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	215	220
Canadian Dollar | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	215	220
Other Currencies | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	794	817
Borrowings net, derivative instruments adjustment	939	1,059
Other Currencies | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(243)	(255)
Other Currencies | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 388	£ 497